3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

fax: 215.981.4750

falcoj@pepperlaw.com

October 26, 2017

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
Post-Effective Amendment No. 173 to Registration Statement on Form N-1A
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 173 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment relates to Gotham Index Plus Fund and Gotham Total Return Fund, each an existing series of the Trust (each a “Fund” and together the “Funds”), and is being filed in connection with the registration of Class N shares (a new share class of the Funds) to incorporate the Staff’s comments to the prospectus contained in Post-Effective Amendment 171 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 29, 2017. As discussed with the Staff, the Trust intends to request an accelerated effective date of November 1, 2017.

If you have any questions with respect to the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust

John M. Ford, Esq.

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